Debts - Maturities Schedule (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2020	$ 10,000	$ 15,458
2021	15,748	10,000
2022		15,748
Total	35,901	$ 41,206
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year	$ 10,153